Deferred Share Units (Details Narrative) - Deferred Share Units [Member] - shares	Feb. 28, 2019	Feb. 28, 2018
Share-based compensation arrangement by share-based payment award, number of shares authorized	10,279	10,279
Share-based compensation arrangement by share-based payment award, number of shares available for grant	721	721